Note 8 - Borrowings	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 8:              BORROWINGS

Federal Home Loan Bank Advances

Federal Home Loan Bank advances consist of the following:

	December 31, 2014		December 31, 2013

Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2015	8,250,000	0.41%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$60,350,000	2.00%	$52,350,000	2.26%

The FHLB requires the Bank to maintain collateral in relation to outstanding balances of advances. For collateral purposes, the FHLB values mortgage loans free of other pledges, liens and encumbrances at 80% of their fair value, and investment securities free of other pledges, liens and encumbrances at 95% of their fair value. Based on existing collateral as well as the FHLB’s limitation of advances to 35% of assets, the Bank has the ability to borrow an additional $95.8 million from the FHLB, as of December 31, 2014.

Federal Reserve Bank Borrowings

During 2008, the Bank established a borrowing line with the Federal Reserve Bank. The Bank has the ability to borrow $29.0 million as of December 31, 2014. The Federal Reserve Bank requires the Bank to maintain collateral in relation to borrowings outstanding. The Bank had no borrowings outstanding on this line as of December 31, 2014. At December 31, 2013, the Bank had an outstanding balance of $3.0 million.

Securities Sold Under Agreements to Repurchase

The Company borrowed $30.0 million under three structured repurchase agreements in January 2008. Interest is based on a fixed weighted average rate of 2.65% until maturity in January 2018. Beginning in February 2010, the counterparty, Barclay’s Capital, Inc., has the option to terminate the agreements on a quarterly basis until maturity. Prior to the stated maturity date, the Company paid off one of these agreements in the amount $15.0 million in May 2013 and another agreement in the amount of $5.0 million in November 2011.

The Company has pledged certain investment securities with a fair value of $12.6 million and $12.1 million as of December 31, 2014 and 2013, respectively, to these repurchase agreements.